UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 92.6%
	Air Freight & Logistics – 0.1%
12,852	Oesterreichische Post AG	$ 593,313
	Commercial Services & Supplies – 3.1%
4,038,481	China Everbright International Limited, (2)	5,089,025
5,860	Republic Services, Inc.	386,895
225,463	Waste Connections Inc.	15,773,391
9,958	Waste Management, Inc.	779,413
	Total Commercial Services & Supplies	22,028,724
	Construction & Engineering – 3.6%
48,548	Eiffage SA, (2)	5,027,799
335,381	Ferrovial SA, (2)	7,389,728
135,809	Vinci S.A, (2)	12,903,634
	Total Construction & Engineering	25,321,161
	Diversified Telecommunication Services – 1.8%
283,093	Bharti Infratel Limited, (2)	1,724,196
191,752	Cellnex Telecom S.A.U, (2), (3)	4,389,741
467,200	Infrastrutture Wireless Italiane SpA	3,092,229
4,232,768	Netlink NBN Trust, (3)	2,574,392
1,959,966	Tower Bersama Infrastructure Tbk PT, (2)	957,108
	Total Diversified Telecommunication Services	12,737,666
	Electric Utilities – 19.8%
177,895	Alliant Energy Corporation	7,395,095
162,199	Alupar Investimento SA	961,779
152,787	American Electric Power Company, Inc.	10,731,759
3,220,041	AusNet Services, (2)	4,272,865
874	Avangrid Inc	41,445
72,994	Brookfield Infrastructure Partners LP	3,148,961
100,837	Cheung Kong Infrastructure Holdings, (2)	869,324
244,513	CLP Holdings Limited, (2)	2,510,320
186,332	Duke Energy Corporation	15,636,981
97,287	Edison International	7,507,638
9,423	Elia System Operator SA NV, (2)	545,859
182,707	Emera Incorporated	6,920,243
121,732	Endesa S.A, (2), (3)	2,746,887
178,520	Enersis Chile SA	1,071,120
17,579	Entergy Corporation	1,342,332
NUVEEN      1

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
30,410	Eversource Energy	$1,837,980
85,465	Great Plains Energy Incorporated	2,589,590
1,079,895	Iberdrola SA, (2)	8,396,862
1,076,014	Infratil Limited, (2)	2,425,917
110,356	NextEra Energy Inc	16,172,672
146,799	PG&E Corporation	9,995,544
3,373	Pinnacle West Capital Corporation	285,221
3,221	PNM Resources Inc	129,806
119,401	Power Assets Holdings Limited, (2)	1,036,410
1,765,546	Power Grid Corporation of India Limited, (2)	5,715,840
49,971	PPL Corporation	1,896,400
292,863	Red Electrica Corporacion SA, (2), (3)	6,160,266
16,584	Scottish and Southern Energy PLC, (2)	310,322
3,977,085	Spark Infrastructure Group, (2)	7,871,625
176,484	Terna-Rete Elettrica Nazionale SpA, (2)	1,031,207
142,546	Xcel Energy, Inc	6,745,277
	Total Electric Utilities	138,303,547
	Gas Utilities – 4.0%
792,294	APA Group, (2)	5,197,346
88,637	Atmos Energy Corporation	7,431,326
10,773	Chesapeake Utilities Corporation	842,987
1,304,882	China Resources Gas Group Limited, (2)	4,554,919
73,810	Gas Natural SDG S.A, (2), (3)	1,635,078
1,450,197	Hong Kong and China Gas Company Limtied, (2)	2,732,648
251,129	Infraestructura Energitca Nova SAB de CV	1,406,240
23,158	One Gas Inc	1,705,355
20,204	Rubis, (2)	1,287,975
15,753	Southwest Gas Holdings, Inc	1,222,748
	Total Gas Utilities	28,016,622
	Independent Power & Renewable Electricity Producers – 0.5%
104,577	Brookfield Renewable Energy Partners LP	3,504,199
	Multi-Utilities – 10.2%
126,310	Ameren Corporation	7,305,770
7,042	Black Hills Corporation	484,983
322,708	Centrica PLC, (2)	808,822
218,526	CMS Energy Corporation	10,122,124
154,066	Dominion Resources, Inc.	11,852,297
10,172	DTE Energy Company	1,092,066
45,398	Engie, (2)	770,922
1,406,854	Hera SpA, (2)	4,424,541
44,871	Innogy SE, (2)	1,998,968
2      NUVEEN

Shares	Description (1)	Value
	Multi-Utilities (continued)
103,260	National Grid PLC, Sponsored ADR	$6,475,435
381,967	NiSource Inc	9,774,536
3,230	Sempra Energy	368,640
627,460	Suez Environnement Company, (2)	11,456,709
16,151	Unitil Corp	798,829
111,125	Veolia Environment S.A., (2)	2,567,874
19,700	WEC Energy Group, Inc.	1,237,245
	Total Multi-Utilities	71,539,761
	Oil, Gas & Consumable Fuels – 17.5%
94,086	Cheniere Energy Inc., (3)	4,237,633
76,654	Enagas, (2)	2,159,942
578,852	Enbridge Inc	24,219,168
359,816	Enterprise Products Partnership LP	9,380,403
11,891	Hess Midstream Partners LP	261,245
86,070	Keyera Corporation	2,630,903
933,491	Kinder Morgan, Inc	17,904,357
51,027	Koninklijke Vopak NV, (2)	2,237,735
96,088	Magellan Midstream Partners LP	6,828,013
44,097	ONEOK, Inc.	2,443,415
138,253	Pembina Pipeline Corporation	4,850,905
493,540	Petronet LNG Ltd, (2)	1,746,835
130,715	Snam Rete Gas S.p.A, (2)	629,922
87,820	Targa Resources Corporation	4,153,886
263,467	TransCanada Corporation	13,023,174
240,812	TransCanada Corporation	11,902,125
135,984	Veresen Inc	2,040,169
381,230	Williams Companies Inc	11,440,712
	Total Oil, Gas & Consumable Fuels	122,090,542
	Road & Rail – 1.9%
887,683	Aurizon Holdings Limited, (2)	3,420,764
2,323,484	ComfortDelGro Corporation, (2)	3,570,387
57,304	East Japan Railway Company, (2)	5,289,636
133,264	MTR Corporation, (2)	780,289
	Total Road & Rail	13,061,076
	Transportation Infrastructure – 28.1%
599,613	Abertis Infraestructuras S.A, (2)	12,122,354
131,571	Aena S.A, (2), (3)	23,778,457
53,414	Aeroports de Paris, (2)	8,634,642
770,581	Atlantia SpA, (2)	24,348,560
2,361,603	Auckland International Airport Limited, (2)	10,995,193
1,219,092	China Merchants Holdings International Company Limited, (2)	3,776,343
NUVEEN      3

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
1,829,006	Cosco Shipping Ports Limited, (2)	$2,040,044
156,750	Enav S.p.A, (2)	718,475
91,602	Flughafen Wien AG	3,572,726
49,640	Flughafen Zuerich AG, (2)	11,234,258
95,313	Fraport AG, (2)	9,059,190
15,707	Groupe Eurotunnel SA	189,354
104,529	Grupo Aeroportuario Centro Norte, SA, ADR	4,640,042
57,166	Grupo Aeroportuario del Pacifico S.A.B. de CV, ADR	5,861,230
13,245	Grupo Aeroportuario del Sureste SA de CV, ADR	2,527,411
582,940	Hopewell Highway Infrastructure Limited, (2)	360,873
3,099,375	Hutchison Port Holdings Trust, (2)	1,335,862
91,834	Japan Airport Terminal Company, (2)	3,272,020
112,827	Kamigumi Company Limited, (2)	2,613,949
1,539,256	Macquarie Atlas Roads Group, (2)	6,566,366
1,078,460	Port of Tauranga Limited, (2)	3,335,722
159,476	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	1,683,737
93,019	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	740,678
561,617	Singapore Airport Terminal Services Limited, (2)	1,911,424
48,243	Societa Iniziative Autostradali e Servizi SpA, (2)	770,640
2,526,227	Sydney Airport, (2)	14,107,785
3,649,931	Transurban Group, (2)	34,084,133
94,620	Westshore Terminals Investment Corporation	1,819,222
	Total Transportation Infrastructure	196,100,690
	Water Utilities – 1.7%
2,900,636	Aguas Andinas SA. Class A	1,835,415
28,646	American Water Works Company	2,317,748
1,889,977	China Everbright Water Limited, (2)	594,092
108,864	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (3)	1,138,717
3,505	Connecticut Water Service, Inc	207,847
60,722	Pennon Group PLC, (2)	648,344
135,173	Severn Trent PLC, (2)	3,937,382
78,379	United Utilities PLC, (2)	897,462
	Total Water Utilities	11,577,007
4      NUVEEN

Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.3%
6,354,791	Sarana Menara Nusantara Tbk PT	$ 2,108,985
	Total Common Stocks (cost $543,850,322)	646,983,293
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 4.9%
	Health Care – 0.5%
1,604,639	Parkway Life Real Estate Investment Trust	3,194,018
	Specialized – 4.4%
69,199	American Tower Corporation, REIT	9,458,119
20,001	Crown Castle International Corporation	1,999,700
13,577	Equinix Inc.	6,059,415
225,728	Keppel DC REIT, (2)	220,666
90,681	SBA Communications Corporation, (3)	13,062,598
	Total Specialized	30,800,498
	Total Real Estate Investment Trust Common Stocks (cost $29,134,968)	33,994,516

Shares	Description (1), (4)	Value
	INVESTMENT COMPANIES – 0.8%
595,660	John Laing Infrastructure Fund	$1,033,327
718,087	3i Infrastructure PLC	1,869,625
7,051,847	Keppel Infrastructure Trust	2,859,314
	Total Investment Companies (cost $5,249,462)	5,762,266

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
232,516	Macquarie Atlas Roads Group, (5)	$ 50,885
	Total Common Stock Rights (cost $-)	50,885
	Total Long-Term Investments (cost $578,234,752)	686,790,960

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%
	REPURCHASE AGREEMENTS – 1.5%
$ 10,224	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $10,224,086, collateralized by $10,610,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $10,431,137	0.120%	10/02/17	$ 10,223,984
	Total Short-Term Investments (cost $10,223,984)			10,223,984
	Total Investments (cost $588,458,736) – 99.8%			697,014,944
	Other Assets Less Liabilities – 0.2%			1,289,942
	Net Assets – 100%			$ 698,304,886
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable
NUVEEN      5

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$327,193,476	$319,789,817	$ —	$646,983,293
Real Estate Investment Trust Common Stocks	33,773,850	220,666	—	33,994,516
Investment Companies	5,762,266	—	—	5,762,266
Common Stock Rights	—	—	50,885	50,885
Short-Term Investments:
Repurchase Agreements	—	10,223,984	—	10,223,984
Total	$366,729,592	$330,234,467	$50,885	$697,014,944
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$605,436,899
Gross unrealized:
Appreciation	$111,502,804
Depreciation	(19,924,759)
Net unrealized appreciation (depreciation) of investments	$ 91,578,045
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
6      NUVEEN

Nuveen Real Asset Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.1%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 22.8%
	Diversified – 3.9%
570,228	AEW UK REIT PLC	$774,612
614,082	Armada Hoffler Properties Inc	8,480,472
39,189	Cofinimmo, SANV, (2)	5,035,481
1,121,082	Dream Global Real Estate Investment Trust	9,892,296
38,042	Fonciere Des Regions, Reg S, (2)	3,952,377
286,935	Gramercy Property Trust	8,679,784
465,015	Growthpoint Properties Australia Limited, (2)	1,157,608
375,192	H&R Real Estate Investment Trust	6,476,967
76,881	ICADE, (2)	6,859,011
157,468	Lexington Corporate Properties Trust	1,609,323
7,216,931	Mapletree Greater China Commercial Trust, (2)	6,151,994
112,420	NSI NV	4,428,532
1,745,897	VEREIT, Inc	14,473,486
	Total Diversified	77,971,943
	Health Care – 3.0%
242,272	Community Healthcare Trust Inc	6,531,653
48,970	Health Care Property Investors Inc	1,362,835
773,387	MedEquities Realty Trust, Inc.	9,087,297
1,162,147	Medical Properties Trust Inc	15,258,990
3,908	National Health Investors Inc	302,050
138,071	NorthWest Healthcare Properties REIT	1,253,732
39,055	Omega Healthcare Investors Inc	1,246,245
3,368,338	Parkway Life Real Estate Investment Trust	6,704,643
410,297	Physicians Realty Trust	7,274,566
471,246	Sabra Health Care Real Estate Investment Trust Inc	10,339,137
19,025	Welltower Inc	1,337,077
	Total Health Care	60,698,225
	Hotels & Resorts – 2.4%
993,944	American Hotel Income Properties REIT LP	7,567,596
9,742,318	Concentradora Fibra Hotelera Mexicana SA de CV	7,484,625
92,507	Hersha Hospitality Trust	1,727,106
65,102	Hospitality Properties Trust	1,854,756
188,423	LaSalle Hotel Properties	5,468,035
470,514	MGM Growth Properties LLC	14,214,228
359,855	Park Hotels & Resorts, Inc.	9,917,604
	Total Hotels & Resorts	48,233,950
NUVEEN      7

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Industrial – 5.3%
1,174,984	Ascendas Real Estate Investment Trust, (2)	$2,309,234
15,630,864	Frasers Logistics & Industrial Trust, (2)	12,336,577
38,979	Macquarie Mexico Real Estate Management SA de CV	51,565
1,789,624	Mapletree Industrial Trust	2,473,770
22,261,118	Mapletree Logistics Trust, (2)	20,374,392
2,624,955	Nexus Real Estate Investment Trust	4,228,539
390,736	Prologis Property Mexico SA de CV	772,889
3,297,653	Propertylink Group, (2)	2,406,467
1,524,971	Pure Industrial Real Estate Trust	7,773,044
913,945	STAG Industrial Inc.	25,106,069
656,441	Summit Industrial Income REIT	3,914,182
7,749,240	TF Administradora Industrial S de RL de CV	13,340,949
808,231	WPT Industrial Real Estate Investment Trust	10,797,966
	Total Industrial	105,885,643
	Mortgage – 2.2%
329,192	Apollo Commercial Real Estate Finance, Inc	5,961,667
205,403	Ares Commercial Real Estate Corporation	2,733,914
225,237	Granite Point Mortgage Trust Inc	4,218,689
516,418	KKR Real Estate Finance Trust, Inc	10,865,435
513,275	Starwood Property Trust Inc	11,148,333
480,953	TPG Re Finance Trust Inc.	9,508,441
	Total Mortgage	44,436,479
	Office – 1.2%
1,258,087	Centuria Metropolitan REIT	2,388,161
590,102	City Office REIT, Inc	8,125,704
203,911	Easterly Government Properties, Inc	4,214,840
168,401	Franklin Street Properties Corporation	1,788,419
385,815	Government Properties Income Trust	7,241,748
6,125	Piedmont Office Realty Trust	123,480
	Total Office	23,882,352
	Residential – 0.6%
3,861,349	Empiric Student Property PLC	5,238,883
456,828	Independence Realty Trust	4,645,941
258,441	Killam Apartment Real Estate I	2,731,987
	Total Residential	12,616,811
	Retail – 3.4%
470,864	Brixmor Property Group Inc	8,852,243
413,959	Charter Hall Retail REIT, (2)	1,283,932
146,167	Choice Properties Real Estate Investment Trust	1,556,850
46,562	CT Real Estate Investment Trust	518,330
370,696	Developers Diversified Realty Corporation	3,395,575
8      NUVEEN

Shares	Description (1)	Value
	Retail (continued)
96,846	Eurocommercial Properties NV	$4,141,247
8,072,831	Fortune REIT, (2)	9,483,651
5,656,401	Frasers Centrepoint Trust, (2)	8,807,793
4,759,031	IGB Real Estate Investment Trust	1,972,363
647,889	Immobiliare Grande Distribuzione SIIQ SpA	675,766
58,769	Kimco Realty Corporation	1,148,934
6,325,881	Mapletree Commercial Trust	7,088,606
130,003	Mercialys	2,596,695
848,955	Plaza Retail REIT	2,980,102
44,488	Ramco-Gershenson Properties Trust	578,789
1,210,243	Vicinity Centres, (2)	2,527,772
1,399,155	Viva Energy REIT, (2)	2,317,599
40,409	Washington Prime Group, Inc.	336,607
142,239	Wereldhave NV, (2)	6,709,918
	Total Retail	66,972,772
	Specialized – 0.8%
357,730	Automotive Properties Real Estate Investment Trust	3,156,568
14,867	Entertainment Properties Trust	1,036,824
197,101	Gaming and Leisure Properties Inc.	7,271,056
4,258,808	Keppel DC REIT, (2)	4,163,293
	Total Specialized	15,627,741
	Total Real Estate Investment Trust Common Stocks (cost $430,803,076)	456,325,916

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.9%
	Electric Utilities – 4.5%
12,984	Alabama Power Company	5.000%	A3	$334,857
39,142	APT Pipelines Limited	6.210%	N/R	3,110,212
286,541	Brookfield Infrastructure Partners LP	5.350%	BBB-	5,938,650
313,786	Entergy Arkansas Inc	4.875%	A	7,847,788
147,157	Entergy Louisiana LLC	4.875%	A	3,659,794
39,573	Entergy New Orleans, Inc	5.500%	A	1,036,813
82,852	Entergy Texas Inc	5.625%	A	2,155,809
423,412	Georgia Power Company	5.000%	A-	10,644,578
313,473	Integrys Energy Group Inc, (2)	6.000%	Baa1	8,902,633
143,802	NextEra Energy Inc	5.000%	BBB	3,623,810
469,000	NextEra Energy Inc	5.250%	BBB	11,978,260
147,970	Pacific Gas & Electric Corporation	6.000%	A-	4,720,243
379,510	PPL Capital Funding, Inc	5.900%	BBB	9,757,202
194,337	SCE Trust VI	5.000%	Baa1	4,932,273
426,615	Southern Company	5.250%	BBB	10,882,949
	Total Electric Utilities			89,525,871
NUVEEN      9

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Coupon	Ratings (3)	Value
	Equity Real Estate Investment Trust – 12.4%
131,655	American Homes 4 Rent	5.000%	N/R	$3,750,851
142,594	American Homes 4 Rent	5.000%	N/R	4,058,225
116,590	American Homes 4 Rent	5.500%	N/R	3,330,976
114,874	American Homes 4 Rent	6.500%	N/R	3,170,522
261,180	American Homes 4 Rent	6.350%	N/R	6,942,164
215,631	American Homes 4 Rent	5.875%	BB	5,537,404
218,878	American Homes 4 Rent	5.875%	BB	5,625,165
330,156	CBL & Associates Properties Inc	7.375%	BB	8,069,013
20,177	CBL & Associates Properties Inc	6.625%	BB	495,749
158,221	Cedar Shopping Centers Inc., Series A	7.250%	N/R	3,999,827
236,614	Cedar Shopping Centers Inc., Series A	6.500%	N/R	5,837,267
488,551	City Office REIT, Inc	6.625%	N/R	12,692,555
78,309	Colony Northstar, Inc	7.500%	N/R	2,020,372
325,777	Colony Northstar, Inc	7.125%	N/R	8,365,953
142,634	Colony Northstar, Inc, (2)	7.125%	N/R	3,578,687
313,487	DDR Corporation	6.375%	BB	8,166,336
225,075	Digital Realty Trust Inc	5.250%	Baa3	5,644,881
164,194	Farmland Partners, Inc	6.000%	N/R	4,444,732
154,694	GGP, Inc	6.375%	N/R	3,972,542
83,894	Gladstone Commercial Corporation	7.000%	N/R	2,181,244
201,184	Gramercy Property Trust	7.125%	BB+	5,337,412
165,117	Hersha Hospitality Trust	6.875%	N/R	4,144,437
497,089	Hersha Hospitality Trust	6.500%	N/R	12,715,537
312,363	Hersha Hospitality Trust	6.500%	N/R	7,924,649
273,985	Investors Real Estate Trust	7.950%	N/R	6,871,544
391,000	Investors Real Estate Trust, (WI/DD)	6.625%	N/R	9,618,600
8,996	LaSalle Hotel Properties	6.375%	N/R	230,298
271,921	LaSalle Hotel Properties	6.300%	N/R	6,961,178
9,531	Mid-America Apartment Communities Inc	8.500%	BBB-	624,281
413,252	Monmouth Real Estate Investment Corp	6.125%	N/R	10,405,685
56,134	National Retail Properties Inc	5.200%	Baa2	1,407,841
349,964	Pebblebrook Hotel Trust	6.500%	N/R	9,018,572
252,502	Pebblebrook Hotel Trust	6.375%	N/R	6,600,402
177,881	Penn Real Estate Investment Trust	6.875%	N/R	4,445,246
142,559	PS Business Parks, Inc.	5.250%	BBB	3,601,040
945	Public Storage, Inc	5.150%	A3	23,937
6,322	Retail Properties of America	7.000%	BB	161,211
1,085	Rexford Industral Realty Inc	5.875%	BB	27,722
46,810	Senior Housing Properties Trust	6.250%	BBB-	1,269,487
131,814	STAG Industrial Inc	6.875%	BB+	3,551,069
109,593	Summit Hotel Properties Inc	7.875%	N/R	2,795,717
278,674	Summit Hotel Properties Inc	7.125%	N/R	7,131,268
10      NUVEEN

Shares	Description (1)	Coupon	Ratings (3)	Value
	Equity Real Estate Investment Trust (continued)
134,298	Summit Hotel Properties Inc	6.450%	N/R	$3,413,855
93,551	Sunstone Hotel Investors Inc	6.950%	N/R	2,535,232
235,186	Sunstone Hotel Investors Inc	6.450%	N/R	6,018,410
59,212	Taubman Centers Incorporated, Series K	6.250%	N/R	1,484,445
141,914	UMH Properties Inc	8.000%	N/R	3,925,341
361,119	UMH Properties Inc	6.750%	N/R	9,656,322
196,101	Urstadt Biddle Properties	6.750%	N/R	5,120,197
191,246	Urstadt Biddle Properties	6.250%	N/R	4,941,797
115,386	Ventas Realty LP	5.450%	BBB+	2,937,728
37,342	Washington Prime Group, Inc.	6.875%	Ba1	936,537
	Total Equity Real Estate Investment Trust			247,721,462
	Independent Power & Renewable Electricity Producers – 0.2%
156,528	Brookfield Renewable Partners	5.750%	BBB-	3,257,890
	Multi-Utilities – 2.0%
761,637	Dominion Resources Inc.	5.250%	BBB-	19,642,618
115,738	DTE Energy Company	5.250%	Baa2	2,922,385
356,726	DTE Energy Company	5.375%	Baa2	9,221,367
279,006	DTE Energy Company	6.000%	Baa2	7,636,394
	Total Multi-Utilities			39,422,764
	Oil, Gas & Consumable Fuels – 1.4%
107,551	Hoegh LNG Partners LP, (WI/DD)	8.750%	N/R	2,656,868
184,164	NGL Energy Partner LP	9.000%	N/R	4,482,552
538,815	Nustar Energy LP	8.500%	Ba3	14,564,169
133,977	Nustar Energy LP	7.625%	Ba3	3,449,908
156,033	Pembina Pipeline Corporation	5.750%	BB+	3,290,105
	Total Oil, Gas & Consumable Fuels			28,443,602
	Real Estate Management & Development – 0.4%
324,287	Landmark Infrastructure Partners LP	8.000%	N/R	8,269,318
	Total $25 Par (or similar) Retail Preferred (cost $402,494,709)			416,640,907

Shares	Description (1)	Value
	COMMON STOCKS – 18.1%
	Air Freight & Logistics – 0.4%
103,336	BPost SA, (2)	$3,073,306
102,469	Oesterreichische Post AG	4,730,484
	Total Air Freight & Logistics	7,803,790
	Commercial Services & Supplies – 0.3%
377,914	Covanta Holding Corporation	5,612,023
	Diversified Telecommunication Services – 0.9%
3,977,968	HKBN Limited, (2)	4,155,366
NUVEEN      11

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
4,551,438	HKT Trust and HKT Limited	$5,535,186
409,478	Inmarsat PLC, (2)	3,534,010
9,533,750	Netlink NBN Trust	5,798,477
	Total Diversified Telecommunication Services	19,023,039
	Electric Utilities – 4.8%
9,844,456	AusNet Services, (2)	13,063,198
8,760	CEZ, (2)	175,960
1,236,240	Contact Energy Limited, (2)	4,915,997
930,995	Endesa S.A, (2)	21,007,939
649,335	Enersis Chile SA	3,896,010
13,321	Entergy Corporation	1,017,191
2,573,091	Infratil Limited, (2)	5,801,138
62,615	Power Assets Holdings Limited, (2)	543,503
35,932	Red Electrica Corporacion SA, (2)	755,816
774,087	Scottish and Southern Energy PLC, (2)	14,484,835
13,642,322	Spark Infrastructure Group, (2)	27,001,495
365,665	Transmissora Alianca de Energia Eletrica SA	2,568,886
	Total Electric Utilities	95,231,968
	Gas Utilities – 0.4%
34,936	AmeriGas Partners, LP	1,570,024
705,881	APA Group, (2)	4,630,488
42,538	Companhia de Gas de Sao Paulo - Comgas	741,123
66,660	Gas Natural SDG S.A, (2)	1,476,688
	Total Gas Utilities	8,418,323
	Health Care Providers & Services – 0.1%
204,343	Sienna Senior Living Inc.	2,959,309
	Household Durables – 0.3%
107,855	Kaufman and Broad SA, (2)	5,203,815
	Independent Power & Renewable Electricity Producers – 2.0%
589,335	Brookfield Renewable Energy Partners LP	19,747,623
1,408,919	Meridian Energy Limited	2,895,250
27,865	NRG Yield, Inc., Class C Shares	537,794
58,975	Pattern Energy Group Inc	1,421,297
573,949	Renewables Infrastructure Group Limited	836,771
855,216	Saeta Yield S.A	9,764,136
489,977	TransAlta Renewables Inc	5,407,320
	Total Independent Power & Renewable Electricity Producers	40,610,191
	Media – 0.1%
55,324	Eutelsat Communications, (2)	1,637,740
12      NUVEEN

Shares	Description (1)	Value
	Multi-Utilities – 2.4%
3,375,897	Centrica PLC, (2)	$8,461,210
593,172	Engie, (2)	10,072,898
178,461	National Grid PLC, Sponsored ADR	11,191,289
1,519,455	Redes Energeticas Nacionais SA, (2)	4,951,818
5,300,646	Vector Limited, (2)	12,525,667
	Total Multi-Utilities	47,202,882
	Oil, Gas & Consumable Fuels – 2.4%
13,502	Cheniere Energy Partners LP Holdings LLC	389,128
17,457	DCP Midstream LP	604,711
314,406	Enagas, (2)	8,859,273
34,604	Enbridge Energy Partners LP	552,972
110,246	Enbridge Income Fund Holdings Inc.	2,839,757
545,742	Enterprise Products Partnership LP	14,227,494
920	Hess Midstream Partners LP	20,212
30,345	ONEOK, Inc.	1,681,416
67,113	Plains GP Holdings LP, Class A Shares	1,467,761
1,136,788	Snam Rete Gas S.p.A, (2)	5,478,237
664,159	Veresen Inc	9,964,381
35,676	Williams Partners LP	1,387,796
	Total Oil, Gas & Consumable Fuels	47,473,138
	Real Estate Management & Development – 0.5%
438,536	Atrium European Real Estate Ltd	2,053,009
229,451	Brookfield Property Partners	5,357,681
853,943	Citycon Oyj, (2)	2,247,436
16,791	Landmark Infrastructure Partners LP	284,607
	Total Real Estate Management & Development	9,942,733
	Road & Rail – 0.4%
1,580,571	Aurizon Holdings Limited, (2)	6,090,868
592,231	ComfortDelGro Corporation, (2)	910,053
374,148	Stagocoach Group PLC, (2)	855,957
	Total Road & Rail	7,856,878
	Transportation Infrastructure – 2.8%
737,161	Abertis Infraestructuras S.A, (2)	14,903,157
63,697	China Merchants Holdings International Company Limited, (2)	197,312
696,409	Enav S.p.A, (2)	3,192,042
22,139,606	Hopewell Highway Infrastructure Limited, (2)	13,705,662
18,531,419	Hutchison Port Holdings Trust, (2)	7,987,227
367,361	Jiangsu Expressway Company Limited, (2)	564,159
107,233	Macquarie Infrastructure Corporation	7,740,078
178,430	Sydney Airport, (2)	996,447
786,103	Transurban Group, (2)	7,340,862
NUVEEN      13

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
378,283	Zhejiang Expressway Company Limited, (2)	$ 471,228
	Total Transportation Infrastructure	57,098,174
	Water Utilities – 0.3%
2,532,229	Aguas Andinas SA. Class A	1,602,301
2,409,747	Inversiones Aguas Metropolitanas SA	4,288,262
	Total Water Utilities	5,890,563
	Total Common Stocks (cost $333,639,978)	361,964,566

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 16.7%
	Commercial Services & Supplies – 1.4%
$ 8,010	Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B-	$8,370,450
7,821	Covanta Holding Corporation	5.875%	3/01/24	B1	7,762,343
4,155	Covanta Holding Corporation	5.875%	7/01/25	B1	4,087,481
7,150	GFL Environmental Corporation, 144A	5.625%	5/01/22	B-	7,436,000
860	Wrangler Buyer Corp, 144A	6.000%	10/01/25	Caa1	875,050
	Total Commercial Services & Supplies				28,531,324
	Construction & Engineering – 0.2%
4,610	AECOM	5.125%	3/15/27	BB	4,765,588
	Diversified Financial Services – 0.7%
4,195	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	4,155,693
4,805	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	5,031,118
3,550	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	3,812,984
	Total Diversified Financial Services				12,999,795
	Diversified Telecommunication Services – 0.5%
4,050	CyrusOne LP Finance, 144A	5.375%	3/15/27	BB+	4,343,625
6,200	SBA Communications Corporation	4.875%	9/01/24	B+	6,378,250
	Total Diversified Telecommunication Services				10,721,875
	Electric Utilities – 4.2%
17,575	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB-	18,111,811
3,875	Comision Federal de Electricidad of the United States of Mexico, 144A	5.750%	2/14/42	BBB+	4,097,812
3,925	Comision Federal de Electricidad of the United States of Mexico, 144A	6.125%	6/16/45	BBB+	4,327,312
13,401	Crocket Cogeneration LP, 144A	5.869%	3/30/25	BBB-	13,194,307
7,725	DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB-	7,203,562
3,800	Electricite de France S.A	5.875%	7/22/64	BBB	5,260,034
2,985	Energuate Trust, 144A	5.875%	5/03/27	Ba2	3,089,475
6,245	Exelon Corporation	6.250%	10/01/39	BBB	6,874,629
2,175	FPL Energy National Wind LLC, 144A	5.608%	3/10/24	Baa3	2,179,987
4,040	InterGen N.V.	7.500%	6/30/21	B1	5,195,603
14      NUVEEN

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Electric Utilities (continued)
$ 3,834	Mirant Mid-Atlantic Series C Pass Through Trust	10.060%	12/30/28	B-	$3,642,156
870	NextEra Energy Partners LP, 144A	4.500%	9/15/27	Ba1	886,313
9,480	Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	9,721,021
885	Red Oak Power LLC	9.200%	11/30/29	BB-	995,625
	Total Electric Utilities				84,779,647
	Equity Real Estate Investment Trust – 1.6%
6,375	Care Capital Properties, Inc	5.125%	8/15/26	BBB-	6,536,940
3,015	CBL & Associates LP	5.950%	12/15/26	BBB-	3,052,421
3,565	Crown Castle International Corporation	4.750%	5/15/47	BBB-	3,640,110
3,190	CTR Partnership LP/CareTrust Capital Corporation	5.250%	6/01/25	BB-	3,282,829
7,380	Geo Group Inc	6.000%	4/15/26	B+	7,758,225
4,125	MPT Operating Partnership Finance	5.000%	10/15/27	BBB-	4,228,125
3,225	Trust F/1401, 144A	6.950%	1/30/44	Baa2	3,559,594
	Total Equity Real Estate Investment Trust				32,058,244
	Gas Utilities – 0.9%
570	AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	592,800
1,370	Ferrellgas LP	6.750%	1/15/22	B	1,328,900
47,768	Gas Natural Mexico SA	7.670%	7/03/25	N/R	2,506,443
54,265	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	2,804,139
4,885	National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	BBB	5,043,762
3,184	Suburban Propane Partners LP	5.750%	3/01/25	BB-	3,152,160
2,215	Suburban Propane Partners LP	5.875%	3/01/27	BB-	2,192,850
	Total Gas Utilities				17,621,054
	Health Care Equipment & Supplies – 0.1%
2,445	Tenet Healthcare Corporation	8.125%	4/01/22	B-	2,487,788
	Health Care Providers & Services – 0.3%
2,605	HCA Inc	5.500%	6/15/47	BBB-	2,699,431
2,595	Kindred Healthcare Inc	6.375%	4/15/22	B-	2,348,475
	Total Health Care Providers & Services				5,047,906
	Hotels, Restaurants & Leisure – 0.3%
3,415	Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	3,636,975
2,380	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc, 144A	4.500%	1/15/28	Ba3	2,400,944
	Total Hotels, Restaurants & Leisure				6,037,919
	Independent Power & Renewable Electricity Producers – 0.8%
7,260	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	7,428,795
3,240	Capex SA, 144A	6.875%	5/15/24	B+	3,331,595
4,740	Dynegy Inc, 144A	8.000%	1/15/25	B+	4,905,900
NUVEEN      15

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Independent Power & Renewable Electricity Producers (continued)
$ 1,450	GenOn Energy Inc,(5)	9.500%	10/15/18	N/R	$ 1,062,125
	Total Independent Power & Renewable Electricity Producers				16,728,415
	IT Services – 0.5%
8,550	Zayo Group LLC / Zayo Capital Inc, 144A	5.750%	1/15/27	B	9,063,000
	Multi-Utilities – 0.3%
4,855	Dominion Resources Inc.	5.750%	10/01/54	BBB-	5,243,400
	Oil, Gas & Consumable Fuels – 1.9%
2,915	Calumet Specialty Products	6.500%	4/15/21	CCC+	2,847,591
3,624	Calumet Specialty Products	7.625%	1/15/22	CCC+	3,560,580
1,530	Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,610,325
5,605	Genesis Energy LP	5.625%	6/15/24	BB-	5,436,850
4,205 CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	3,371,380
1,670	Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,690,875
1,640	Global Partners LP/GLP Finance	7.000%	6/15/23	B+	1,648,200
3,495	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	3,573,638
2,887	NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	2,872,565
9,555	PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	9,769,987
33,156 MXN	Petroleos Mexicanos, 144A	7.190%	9/12/24	A	1,662,737
	Total Oil, Gas & Consumable Fuels				38,044,728
	Real Estate Management & Development – 0.9%
4,103	Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B2	3,712,920
6,905	Hunt Companies Inc, 144A	9.625%	3/01/21	N/R	7,267,512
6,145	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	6,329,350
	Total Real Estate Management & Development				17,309,782
	Software – 0.2%
4,130	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	4,282,810
	Transportation Infrastructure – 1.3%
3,845	Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B+	4,098,770
1,635	Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB-	1,765,522
2,570	Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	2,766,091
10,691	Grupo Aeroportuario Del Centro Norte, SAB de CV	6.850%	6/07/21	N/R	572,263
4,860	Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	4,920,264
4,185	Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB-	4,530,262
6,515	Terminales Portuarios, 144A	8.125%	4/01/37	BB	6,987,613
	Total Transportation Infrastructure				25,640,785
	Wireless Telecommunication Services – 0.6%
8,936	Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	9,628,540
16      NUVEEN

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Wireless Telecommunication Services (continued)
$ 2,765	ViaSat Inc, 144A	5.625%	9/15/25	BB-	$ 2,782,420
	Total Wireless Telecommunication Services				12,410,960
	Total Corporate Bonds (cost $327,066,613)				333,775,020

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.5%
	Diversified Financial Services – 0.3%
$ 2,625	National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$2,794,577
3,965	RKP Overseas Finance 2016 A	7.950%	8/17/65	B1	4,135,091
6,590	Total Diversified Financial Services				6,929,668
	Electric Utilities – 2.9%
5,420	AES Gener SA, 144A	8.375%	12/18/73	BB	5,758,750
27,565	Emera, Inc	6.750%	6/15/76	BBB-	31,355,187
10,670	Enel SpA, 144A	8.750%	9/24/73	BBB-	12,924,038
6,540	Exelon Corporation	6.350%	3/15/33	Baa2	7,202,175
50,195	Total Electric Utilities				57,240,150
	Energy Equipment & Services – 2.7%
15,805	Transcanada Trust	5.625%	5/20/75	BBB	16,761,203
15,770	Transcanada Trust	5.875%	8/15/76	BBB	17,110,450
18,790	Transcanada Trust	5.300%	3/15/77	BBB	19,236,262
50,365	Total Energy Equipment & Services				53,107,915
	Multi-Utilities – 0.4%
7,070	RWE AG	6.625%	7/30/75	BB+	7,897,402
	Oil, Gas & Consumable Fuels – 3.6%
5,968	Enbridge Energy Partners LP	8.050%	10/01/37	BB+	5,929,029
22,894	Enbridge Inc	6.000%	1/15/77	BBB-	24,267,804
25,215	Enbridge Inc	5.500%	7/15/77	BBB-	25,530,188
13,455	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	13,572,731
2,255	Enterprise Products Operating LP	7.034%	1/15/68	Baa2	2,277,550
69,787	Total Oil, Gas & Consumable Fuels				71,577,302
	Real Estate Management & Development – 0.6%
12,345	AT Securities BV	5.250%	6/21/67	BB+	12,348,086
$ 196,352	Total $1,000 Par (or similar) Institutional Preferred (cost $201,415,566)				209,100,523

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 6.2%
	Electric Utilities – 1.0%
103,950	NextEra Energy Inc.	6.371%	BBB	$ 6,892,925
NUVEEN      17

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Coupon	Ratings (3)	Value
	Electric Utilities (continued)
249,066	NextEra Energy Inc.	6.123%	BBB	$ 13,768,368
	Total Electric Utilities			20,661,293
	Equity Real Estate Investment Trust – 2.2%
84,009	Alexandria Real Estate Equities Inc.	7.000%	Baa3	3,003,322
220,058	Ashford Hospitality Prime, Inc	5.500%	N/R	4,449,573
12,666	Crown Castle International Corporation	6.875%	N/R	13,527,288
84,040	EPR Properties Inc	9.000%	BB	3,014,515
8,306	EPR Properties Inc	5.750%	BB	230,159
94,737	Equity Commonwealth	6.500%	Ba1	2,522,846
29,575	Lexington Corporate Properties Trust, Series B	6.500%	N/R	1,508,325
279,079	Ramco-Gershenson Properties Trust	7.250%	N/R	15,103,756
4,860	RLJ Lodging Trust	1.950%	B-	135,205
	Total Equity Real Estate Investment Trust			43,494,989
	Multi-Utilities – 2.0%
24,613	Black Hills Corp	7.750%	N/R	1,856,558
462,119	Dominion Resources Inc.	6.750%	BBB-	23,452,539
283,077	DTE Energy Company	5.000%	N/R	15,413,543
	Total Multi-Utilities			40,722,640
	Oil, Gas & Consumable Fuels – 1.0%
134,625	Anadarko Petroleum Corporation	7.500%	N/R	5,351,344
317,900	Kinder Morgan Inc, Delaware	9.750%	N/R	13,526,645
	Total Oil, Gas & Consumable Fuels			18,877,989
	Total Convertible Preferred Securities (cost $120,312,586)			123,756,911

Shares	Description (1), (6)	Value
	INVESTMENT COMPANIES – 1.5%
4,854,370	John Laing Infrastructure Fund	$8,421,170
1,788,606	Starwood European Real Estate Finance Limited	2,648,922
1,890,687	NextEnergy Solar Fund Limited	2,850,209
38,386,046	Keppel Infrastructure Trust	15,564,396
	Total Investment Companies (cost $28,157,412)	29,484,697

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 0.7%
	Oil, Gas & Consumable Fuels – 0.5%
$ 14,735	Cheniere Energy Inc	4.250%	3/15/45	N/R	$ 10,203,988
	Real Estate Management & Development – 0.2%
4,055	Tricon Capital Group Inc, 144A	5.750%	3/31/22	N/R	4,278,025
$ 18,790	Total Convertible Bonds (cost $14,415,186)				14,482,013

18      NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SOVEREIGN DEBT – 0.6%
	Costa Rica – 0.3%
$ 2,620	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	$2,842,700
3,183	Instituto Costarricense de Electricidad, 144A	6.375%	5/15/43	Ba2	2,972,731
5,803	Costa Rica				5,815,431
	India – 0.3%
400,000	National Highways Authority of India	7.300%	5/18/22	N/R	6,169,235
$ 405,803	Total Sovereign Debt (cost $11,910,257)				11,984,666

Principal Amount (000)	Description (1)	Optional Call Provisions (7)	Ratings (3)	Value
	MUNICIPAL BONDS – 0.1%
	Georgia – 0.1%
$ 1,655	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A,6.655%,4/01/57	No Opt. Call	A+	$ 2,069,031
$ 1,655	Total Municipal Bonds (cost $1,928,212)			2,069,031

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
2,226,112	Mapletree Logistics Trust, (8)	$ 140,317
	Total Common Stock Rights (cost $-)	140,317
	Total Long-Term Investments (cost $1,872,143,595)	1,959,724,567

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$ 19,464	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $19,464,651, collateralized by $19,890,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $19,855,570	0.120%	10/02/17	$ 19,464,456
	Total Short-Term Investments (cost $19,464,456)			19,464,456
	Total Investments (cost $1,891,608,051) – 99.1%			1,979,189,023
	Other Assets Less Liabilities – 0.9% (9)			17,976,887
	Net Assets – 100%			$ 1,997,165,910
NUVEEN      19

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Investments in Derivatives as of September 30, 2017
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(106)	12/17	$(12,552,845)	$(12,455,000)	$ 97,845	$17,390
U.S. Treasury 10-Year Note	Short	(248)	12/17	$(31,428,291)	$(31,077,500)	$350,791	$58,125
U.S. Treasury Long Bond	Short	(88)	12/17	$(13,708,564)	$(13,447,500)	$261,064	$(2,750)
U.S. Treasury Ultra Bond	Short	(81)	12/17	$(13,589,125)	$(13,375,125)	$214,000	$(32,906)
				$(71,278,825)	$(70,355,125)	$923,700	$ 39,859
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$ 360,448,817	$ 95,877,099	$ —	$ 456,325,916
$25 Par (or similar) Retail Preferred	404,159,587	12,481,320	—	416,640,907
Common Stocks	140,691,759	221,272,807	—	361,964,566
Corporate Bonds	—	333,775,020	—	333,775,020
$1,000 Par (or similar) Institutional Preferred	—	209,100,523	—	209,100,523
Convertible Preferred Securities	123,756,911	—	—	123,756,911
Investment Companies	29,484,697	—	—	29,484,697
Convertible Bonds	—	14,482,013	—	14,482,013
Sovereign Debt	—	11,984,666	—	11,984,666
Municipal Bonds	—	2,069,031	—	2,069,031
Common Stock Rights	—	—	140,317	140,317
Short-Term Investments:
Repurchase Agreements	—	19,464,456	—	19,464,456
Investments in Derivatives:
Futures Contracts*	923,700	—	—	923,700
Total	$1,059,465,471	$920,506,935	$140,317	$1,980,112,723

*	Represents net unrealized appreciation (depreciation).
The table below presents the transfers in and out of the three valuation levels for the Fund's as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
20      NUVEEN

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$19,116,515	$ —	$ —	$(19,116,515)	$ —	$ —
Real Estate Investment Trust Common Stocks	4,141,247	(8,807,794)	(8,807,794)	(4,141,247)	—	—
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$1,900,744,982
Gross unrealized:
Appreciation	$ 101,284,438
Depreciation	(22,840,397)
Net unrealized appreciation (depreciation) of investments	$ 78,444,041

Tax cost of futures	$923,700
Net unrealized appreciation (depreciation) of futures	-
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(7)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
CAD	Canadian Dollar
MXN	Mexican Peso
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      21

Nuveen Real Estate Securities Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.1%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.1%
	Diversified – 2.9%
20,559	Empire State Realty Trust Inc	$422,282
410,714	Gramercy Property Trust	12,424,098
220,873	Investors Real Estate Trust	1,349,534
7,071	Lexington Corporate Properties Trust	72,266
1,279,543	Liberty Property Trust	52,538,036
160,623	STORE Capital Corporation	3,994,694
1,816,731	VEREIT, Inc	15,060,700
909,770	Washington Real Estate Investment Trust	29,804,065
	Total Diversified	115,665,675
	Health Care – 9.5%
357,298	Capital Senior Living Corporation, (2)	4,484,090
100,897	CareTrust REIT Inc.	1,921,079
1,764,333	Health Care Property Investors Inc	49,101,387
996,987	Healthcare Realty Trust, Inc	32,242,560
1,182,393	Healthcare Trust of America Inc., Class A	35,235,311
157,704	LTC Properties Inc	7,408,934
1,117,628	MedEquities Realty Trust, Inc.	13,132,129
1,672,189	Medical Properties Trust Inc	21,955,841
9,206	National Health Investors Inc	711,532
151,826	Omega Healthcare Investors Inc, (3)	4,844,768
9,931,663	Parkway Life Real Estate Investment Trust	19,768,875
2,878,877	Physicians Realty Trust	51,042,489
509,916	Sabra Health Care Real Estate Investment Trust Inc	11,187,557
1,330,988	Ventas Inc	86,687,248
502,053	Welltower Inc	35,284,285
	Total Health Care	375,008,085
	Hotels & Resorts – 5.2%
623,203	Apple Hospitality REIT, Inc.	11,784,769
1,072,466	DiamondRock Hospitality Company	11,743,503
159,063	Hersha Hospitality Trust	2,969,706
2,975,371	Host Hotels & Resorts Inc	55,014,610
378,582	LaSalle Hotel Properties	10,986,449
705,213	MGM Growth Properties LLC	21,304,485
121,341	Park Hotels & Resorts, Inc.	3,344,158
1,705,514	Summit Hotel Properties Inc	27,271,169
3,849,797	Sunstone Hotel Investors Inc.	61,866,238
22      NUVEEN

Shares	Description (1)	Value
	Hotels & Resorts (continued)
	Total Hotels & Resorts	206,285,087
	Industrial – 8.2%
645,354	DCT Industrial Trust Inc.	$37,378,904
4,071,188	Duke Realty Corporation	117,331,638
3,443,389	First Industrial Realty Trust, Inc.	103,611,575
516,843	Prologis Inc	32,798,857
1,206,603	STAG Industrial Inc.	33,145,384
5,374	Terreno Realty Corporation	194,431
	Total Industrial	324,460,789
	Mortgage – 0.3%
265,466	KKR Real Estate Finance Trust, Inc	5,585,405
361,753	TPG Re Finance Trust Inc.	7,151,857
	Total Mortgage	12,737,262
	Office – 16.7%
715,930	Alexandria Real Estate Equities Inc	85,174,192
855,780	Boston Properties, Inc	105,158,246
974,445	Brandywine Realty Trust	17,043,043
2,174,612	Cousins Properties, Inc	20,310,876
3,515	Douglas Emmett Inc	138,561
986,468	Easterly Government Properties, Inc	20,390,294
1,896,728	Equity Commonwealth	57,660,531
552,544	Government Properties Income Trust	10,371,251
879,600	Highwoods Properties, Inc.	45,818,364
2,498,255	Hudson Pacific Properties Inc	83,766,490
411,929	JBG Smith Properties, (2)	14,092,091
121,622	Kilroy Realty Corporation	8,649,757
1,792,090	Mack-Cali Realty Corporation	42,490,454
942,662	Paramount Group Inc	15,082,592
1,585,541	Piedmont Office Realty Trust	31,964,507
118,723	SL Green Realty Corporation	12,029,014
1,165,844	Vornado Realty Trust	89,630,087
	Total Office	659,770,350
	Residential – 21.0%
561,415	American Campus Communities Inc	24,786,472
3,563,715	American Homes 4 Rents, Class A	77,368,253
1,987,167	Apartment Investment & Management Company, Class A	87,157,145
1,112,676	AvalonBay Communities, Inc.	198,523,652
801,676	Camden Property Trust	73,313,270
487,214	Education Realty Trust Inc.	17,505,599
535,784	Equity Lifestyles Properties Inc.	45,584,503
1,104,897	Equity Residential	72,845,859
NUVEEN      23

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Residential (continued)
138,672	Essex Property Trust Inc.	$35,226,848
2,389	Independence Realty Trust	24,296
256,433	Mid-America Apartment Communities	27,407,559
318,578	Starwood Waypoint Homes	11,586,682
1,012,156	Sun Communities Inc.	86,721,526
1,874,902	UDR Inc.	71,302,523
	Total Residential	829,354,187
	Retail – 18.7%
2,483	Acadia Realty Trust	71,063
400,386	Agree Realty Corporation	19,650,945
5,588	Alexander's Inc	2,369,815
4,003,353	Brixmor Property Group Inc	75,263,036
1,078,247	Developers Diversified Realty Corporation	9,876,743
1,138,359	Federal Realty Investment Trust	141,395,571
4,198,657	GGP, Inc	87,206,106
54,442	Kimco Realty Corporation	1,064,341
762,594	National Retail Properties, Inc	31,769,666
697,704	Realty Income Corporation	39,901,692
1,008,992	Regency Centers Corporation	62,597,864
1,594,084	Simon Property Group, Inc., (3)	256,663,465
17,506	Taubman Centers Inc	870,048
450,963	Urstadt Biddle Properties Inc	9,785,897
	Total Retail	738,486,252
	Specialized – 15.6%
320,948	American Tower Corporation, REIT	43,867,173
220,423	Coresite Realty Corporation	24,665,334
1,968,485	CubeSmart	51,101,870
673,909	CyrusOne Inc.	39,713,457
898,288	Digital Realty Trust Inc.	106,294,419
401,607	Equinix Inc.	179,237,204
488,223	Extra Space Storage Inc.	39,018,782
333,399	Gaming and Leisure Properties Inc.	12,299,089
7,949	Life Storage, Inc.	650,308
484,793	Public Storage, Inc.	103,740,854
90,938	QTS Realty Trust Inc., Class A Shares	4,761,514
65,687	SBA Communications Corporation	9,462,211
	Total Specialized	614,812,215
	Total Long-Term Investments (cost $3,121,648,569)	3,876,579,902

24      NUVEEN

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.2%
	Money Market Funds – 0.2%
7,342,517	First American Government Obligations Fund, Class X , (4)	0.926% (5)	$ 7,342,517
	Total Investments Purchased with Collateral from Securities Lending (cost $7,342,517)		7,342,517

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.0%
	Money Market Funds – 1.0%
38,561,002	First American Treasury Obligations Fund, Class Z	0.888% (5)	$ 38,561,002
	Total Short-Term Investments (cost $38,561,002)		38,561,002
	Total Investments (cost $3,167,552,088) – 99.3%		3,922,483,421
	Other Assets Less Liabilities – 0.7%		26,121,455
	Net Assets – 100%		$ 3,948,604,876
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$3,876,579,902	$ —	$ —	$3,876,579,902
Investments Purchased with Collateral from Securities Lending	7,342,517	—	—	7,342,517
Short-Term Investments:
Money Market Funds	38,561,002	—	—	38,561,002
Total	$3,922,483,421	$ —	$ —	$3,922,483,421
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
NUVEEN      25

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Tax cost of investments	$3,287,990,317
Gross unrealized:
Appreciation	$ 775,692,197
Depreciation	(141,199,093)
Net unrealized appreciation (depreciation) of investments	$ 634,493,104
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,257,719.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust
26      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017